Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Condensed Financial Information of the Company
43	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

(a)	Condensed statements of comprehensive income

	2020	2019	2018
	Million	Million	Million
Dividend income	61,401	53,475	60,044
Operating expenses	(70)	(70)	(67)
Interest and other income	17	38	41
Other gains	—	77	250

Profit before taxation	61,348	53,520	60,268
Taxation	(4)	(9)	—

PROFIT FOR THE YEAR	61,344	53,511	60,268
Other comprehensive income for the year	—	—	—

TOTAL COMPREHENSIVE INCOME FOR THE YEAR	61,344	53,511	60,268

(b)	Condensed balance sheets

	As of	As of
	December 31, 2020	December 31, 2019
	Million	Million
Non-current assets	494,236	492,759
Current assets	2,183	2,262
Current liabilities	4,669	5,121
Non-current liabilities	—	—
NET ASSETS	491,750	489,900

TOTAL EQUITY	491,750	489,900

In the Company’s balance sheets, an investment in a subsidiary is stated at cost less impairment losses. The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.

(c)	Condensed statements of cash flows

	2020	2019	2018
	Million	Million	Million
Net cash (used)/generated from operating activities	(96)	(156)	2

Net cash generated from investing activities	16,414	14,778	15,792

Net cash used in financing activities	(16,288)	(14,532)	(16,331)

Net increase/(decrease) in cash and cash equivalents	30	90	(537)
Cash and cash equivalents at beginning of year	310	245	554
Effect of changes in foreign exchange rate	(46)	(25)	228

Cash and cash equivalents at end of year	294	310	245